Stock Award Plans and Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Shares, Beginning balance			723,744	369,004	369,004	246,344
Shares, Granted	4,500	41,000	181,000	278,000	375,186	210,600
Shares, Forfeited or cancelled					(13,632)	(7,855)
Shares, Expired					(5,642)
Shares, Exercised			(9,928)		(1,172)	(80,085)
Shares, Ending balance					723,744	369,004	246,344
Weighted average exercise price, Beginning balance			$ 2.4200	$ 1.7652	$ 1.7652	$ 0.5133
Shares, Options exercisable					336,718	141,847
Weighted average exercise price, Granted					$ 3.0700	$ 2.6568
Weighted average exercise price, Forfeited or cancelled					3.1100	0.9717
Weighted average exercise price, Expired					1.6900
Weighted average exercise price, Exercised					3.8700	0.3366
Weighted average exercise price, Ending balance					2.4200	1.7652	$ 0.5133
Weighted average exercise price, Options exercisable					$ 1.9500	$ 0.6906
Weighted average remaining life					8 years 6 months 3 days	8 years 7 months 24 days	7 years 1 month 6 days
Weighted average remaining life, Options exercisable					7 years 8 months 26 days	5 years 8 months 4 days
Intrinsic value, Beginning balance					$ 157,260	$ 732,399	$ 132,121
Intrinsic value, Options exercisable					$ 141,506	$ 99,879